Cash, Cash Equivalents and Restricted Cash (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Statement [Line Items]
Schedule of the amounts recorded as cash and cash equivalents, and restricted cash
The following table provides a summary of the amounts recorded as cash, cash equivalents, and restricted cash:

	March 31, 2023	June 30, 2022
Cash and cash equivalents	$122,731	$58,102
Restricted cash	250	4,471

Total cash, cash equivalents and restricted cash	$122,981	$62,573

MSGE SPINCO, INC [Member]
Statement [Line Items]
Schedule of the amounts recorded as cash and cash equivalents, and restricted cash
The following table provides a summary of the amounts recorded as cash and cash equivalents, and restricted cash:

	As of
	June 30, 2022	June 30, 2021
Captions on the combined balance sheets:
Cash and cash equivalents	$58,102	$317,819
Restricted cash	4,471	250

Cash and cash equivalents, and restricted cash on the combined statements of cash flows	$62,573	$318,069